Note 4 - Income Tax - Schedule of Income Tax (Details) (Parentheticals)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement Line Items [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%